Other financial assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Colombian pesos
Other financial assets
Average rate of return on investments	10.20%	12.90%
US Dollar
Other financial assets
Average rate of return on investments	4.80%	7.70%